Operating Segments - Schedule of Revenue by Country (Details) (Parenthetical) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 26, 2021	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Revenues from External Customers [Line Items]
Net revenue	$ 467	$ 467	$ 383	$ 909	$ 737	$ 1,558	$ 1,303	$ 1,161
Revenue Benchmark [Member]
Revenues from External Customers [Line Items]
Net revenue				$ 0